Investment in joint ventures accounted for under the equity method: (Details 1) - MXN ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenue		$ 15,410,241	$ 12,589,818	$ 9,753,491
Comprehensive financing loss - Net		1,230,651	618,831	126,186
Deferred income taxes		932	932	932
Net income for the period		5,119,806	6,750,165	3,629,262
Effect for foreign currency conversion		116,059	315,021
Comprehensive income		$ 5,240,557	$ 6,169,315	4,028,903
Aerostar Airport Holdings, LLC [member]
Total revenue	$ 1,170,888			2,526,371
Operating costs and expenses	(694,435)			(1,650,890)
Comprehensive financing loss - Net	(229,789)			(535,053)
Deferred income taxes	(21,974)			(51,931)
Net income for the period	224,690			288,497
Effect for foreign currency conversion	(475,233)			800,692
Comprehensive income	$ (250,543)			$ 1,089,189